Financial assets measured at amortized cost from banking operations	12 Months Ended
Dec. 31, 2020
Financial assets measured at amortized cost from banking operations
Financial assets measured at amortized cost from banking operations

20         Financial assets measured at amortized cost from banking operations

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Placements due from banks and other financial institutions	—	383,065
Certificates of deposit	—	159,671
Loans and advances to customers	—	59,555
	—	602,291
Less: impairment loss allowance	—	(711)
Exchange difference	—	8
	—	601,588
Less: non-current portion
Loans and advances to customers	—	(25,283)
	—	576,305

The balance represents financial assets measured at amortized cost carried out by OneConnect Bank, a wholly owned subsidiary from the Group, since 2020.